Risk Management - Disclosure of contractual maturity of financial liabilities - undiscounted (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 588,005	£ 563,074
Cash collateral and settlement balances, undiscounted	117,758	106,403
Repurchase agreements and other similar secured lending, undiscounted	26,016	40,481
Debt securities in issue, undiscounted	138,944	111,560
Subordinated liabilities, undiscounted	15,720	15,027
Trading portfolio liabilities, undiscounted	57,737	56,908
Financial liabilities designated at fair value, undiscounted	312,683	302,370
Derivative financial instruments, undiscounted	241,045	279,696
Liabilities included in disposal groups classified as held for sale, undiscounted	0	3,726
Other financial liabilities, undiscounted	9,321	9,834
Total financial liabilities, undiscounted cash flows	1,507,229	1,489,079
Not more than one month
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	462,812	451,093
Cash collateral and settlement balances, undiscounted	84,850	76,658
Repurchase agreements and other similar secured lending, undiscounted	10,185	18,790
Debt securities in issue, undiscounted	6,217	2,937
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	57,737	56,908
Financial liabilities designated at fair value, undiscounted	162,942	160,604
Derivative financial instruments, undiscounted	240,103	278,620
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	4,606	4,963
Total financial liabilities, undiscounted cash flows	1,029,452	1,050,573
Over one month but not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	42,491	40,992
Cash collateral and settlement balances, undiscounted	32,908	29,745
Repurchase agreements and other similar secured lending, undiscounted	4,520	1,832
Debt securities in issue, undiscounted	10,793	16,981
Subordinated liabilities, undiscounted	0	96
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	29,981	23,256
Derivative financial instruments, undiscounted	67	27
Liabilities included in disposal groups classified as held for sale, undiscounted	0	3,726
Other financial liabilities, undiscounted	16	16
Total financial liabilities, undiscounted cash flows	120,776	116,671
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	39,430	34,963
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	75	84
Debt securities in issue, undiscounted	23,413	5,938
Subordinated liabilities, undiscounted	1,562	65
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	16,677	16,968
Derivative financial instruments, undiscounted	54	18
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	48	49
Total financial liabilities, undiscounted cash flows	81,259	58,085
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	34,773	27,670
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	3,111	8,822
Debt securities in issue, undiscounted	13,619	3,593
Subordinated liabilities, undiscounted	418	80
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,449	15,709
Derivative financial instruments, undiscounted	13	17
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	89	96
Total financial liabilities, undiscounted cash flows	66,472	55,987
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	6,917	5,579
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	4,498	10,953
Debt securities in issue, undiscounted	18,533	18,365
Subordinated liabilities, undiscounted	1,975	2,283
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	32,852	29,999
Derivative financial instruments, undiscounted	278	304
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	323	322
Total financial liabilities, undiscounted cash flows	65,376	67,805
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	777	1,752
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	18,178	17,563
Subordinated liabilities, undiscounted	1,263	1,777
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	21,679	21,427
Derivative financial instruments, undiscounted	115	307
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	262	239
Total financial liabilities, undiscounted cash flows	42,274	43,065
Over five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	805	1,025
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	3,627	0
Debt securities in issue, undiscounted	48,191	46,183
Subordinated liabilities, undiscounted	10,502	10,726
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	34,103	34,407
Derivative financial instruments, undiscounted	415	403
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	3,977	4,149
Total financial liabilities, undiscounted cash flows	£ 101,620	£ 96,893